Finance Cost and Income - Summary of Finance Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Finance Income [Abstract]
Interest income	$ 287	$ 561	$ 339
Net foreign exchange gains (net of the effect of foreign exchange derivative instruments)			378
Net gains on hedging instruments that are not part of a hedging accounting relationship			399
Other financial income	91	91	62
Finance costs before Non- Recurring items	378	652
Exceptional finance income		166	511
Total finance income	$ 378	$ 818	$ 1,689